Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and has overall responsibility for evaluating cybersecurity risks, as well as related policies and risks in connection with the company’s supply chain, suppliers and other service providers. The Company does not currently engage any assessors, consultants, auditors, or other third parties in connection with any such processes, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity. The Company’s executive officers are responsible for overseeing and periodically reviewing and identifying risks from cybersecurity threats associated with its use of any third-party service provider.

Since the start of its latest completed fiscal year and up to the date of this Annual Report, the Company is not aware of any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect the registrant, including its business strategy, results of operations, or financial condition.

The Company’s board of directors is collectively responsible for oversight of risks from cybersecurity threats. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the board. The Company’s executive officers have limited experience in the area of cybersecurity, but where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents. For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the board.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

Since the start of its latest completed fiscal year and up to the date of this Annual Report, the Company is not aware of any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect the registrant, including its business strategy, results of operations, or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

The Company’s board of directors is collectively responsible for oversight of risks from cybersecurity threats. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the board. The Company’s executive officers have limited experience in the area of cybersecurity, but where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents. For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the board.